Virtus Silvant Small-Cap Growth Stock Fund
Virtus Silvant Small-Cap Growth Stock Fund

Virtus Silvant Small-Cap Growth Stock Fund,

each a series of Virtus Asset Trust

Supplement dated November 30, 2018, to the Summary Prospectuses dated July 23, 2018,

and the Virtus Asset Trust Statutory Prospectus,

dated July 23, 2018, each as supplemented

Important Notice to Investors

Effective December 1, 2018, the fund's investment adviser, Virtus Fund Advisers, LLC, will implement more favorable expense limitation arrangements. These changes are described in more detail below.

Under “Fees and Expenses” in the fund's summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Silvant Small-Cap Growth Stock Fund		Class A		Class C		Class I		Class T
Management Fees		0.85%		0.85%		0.85%		0.85%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%		1.00%		none		0.25%
Other Expenses		0.54%	[1]	0.55%	[1]	0.64%	[1]	0.54%	[2]
Total Annual Fund Operating Expenses		1.64%		2.40%		1.49%		1.64%
Less: Fee Waiver and/or Expense Reimbursement	[3]	(0.37%)		(0.47%)		(0.34%)		(0.22%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[3]	1.27%		1.93%		1.15%		1.42%
[1]	Restated to reflect current fees and expenses.
[2]	Estimated for current fiscal year, as annualized.
[3]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.27% for Class A Shares, 1.93% for Class C Shares, 1.15% for Class I Shares and 1.42% for Class T Shares through April 30, 2020. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the date on which incurred or waived.

Under “Fees and Expenses”, the “Example” table is hereby replaced with the following:
Expense Example - Virtus Silvant Small-Cap Growth Stock Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold	697	1,028	1,383	2,378
Class C	Sold	296	704	1,238	2,701
Class I	Sold	117	438	781	1,750
Class T	Sold	391	733	1,099	2,127

Expense Example, No Redemption - Virtus Silvant Small-Cap Growth Stock Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Held	697	1,028	1,383	2,378
Class C	Held	196	704	1,238	2,701
Class I	Held	117	438	781	1,750
Class T	Held	391	733	1,099	2,127